CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2023 | shares		30,305,156
Balance at beginning of period at Dec. 31, 2023	$ 50,721	$ 247,496	$ 13,960	$ (5,946)	$ (204,789)
Exercise of stock options (in shares) | shares	13,680	13,680
Exercise of stock options (Note 10 and 11)	$ 286	$ 411	(125)
Share-based compensation (Note 11)	1,932		1,932
Share issuance under employee share purchase plan (in shares) | shares		6,647
Share issuance under employee share purchase plan (Note 10 and 11)	263	$ 310	(47)
Release of restricted share units (in shares) | shares		27,626
Release of restricted share units (Note 10 and 11)	0	$ 1,057	(1,057)
Excess tax benefit on stock compensation	2,167		2,167
Comprehensive income (loss)	4,272			(897)	5,169
Balance at end of period (in shares) at Mar. 31, 2024 | shares		30,353,109
Balance at end of period at Mar. 31, 2024	59,641	$ 249,274	16,830	(6,843)	(199,620)
Balance at beginning of period (in shares) at Dec. 31, 2024 | shares		30,255,955
Balance at beginning of period at Dec. 31, 2024	$ 57,761	$ 253,295	19,109	(9,275)	(205,368)
Exercise of stock options (in shares) | shares	6,051	6,051
Exercise of stock options (Note 10 and 11)	$ 213	$ 316	(103)
Share-based compensation (Note 11)	789		789
Share issuance under employee share purchase plan (in shares) | shares		6,529
Share issuance under employee share purchase plan (Note 10 and 11)	236	$ 283	(47)
Release of restricted share units (in shares) | shares		16,994
Release of restricted share units (Note 10 and 11)	0	$ 719	(719)
Shares repurchased for cancellation (in shares) | shares		(307,178)
Shares repurchased for cancellation (Note 10)	(9,544)	$ (2,326)			(7,218)
Change in share repurchase commitment under the automatic share purchase plan (Note 10)	2,330				2,330
Excess tax benefit on stock compensation	(818)		(818)
Comprehensive income (loss)	1,466			(8)	1,474
Balance at end of period (in shares) at Mar. 31, 2025 | shares		29,978,351
Balance at end of period at Mar. 31, 2025	$ 52,433	$ 252,287	$ 18,211	$ (9,283)	$ (208,782)